Other Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.
Other Assets, Current [Line Items]
Prepaid expenses	$ 30.1	$ 33.8	$ 37.1	$ 30.1	$ 33.8
Deferred financing fees	0.2		3.8	6.2	5.7
Deferred income tax assets	4.0	18.9	8.7	32.4	36.3
Income taxes receivable	4.7	3.8	1.9	6.5	4.7
Receivable from TransUnion Holding	3.6	0.3
Other		2.2	3.9
Other	1.0	1.9		1.3	2.2
Total other current assets	$ 43.6	$ 58.7	$ 55.4	$ 76.5	$ 82.7